MASSACHUSETTS INVESTORS GROWTH STOCK FUND	MFS® HIGH YIELD OPPORTUNITIES FUND
MASSACHUSETTS INVESTORS TRUST	MFS® INFLATION-ADJUSTED BOND FUND
MFS® ABSOLUTE RETURN FUND	MFS® INTERNATIONAL DIVERSIFICATION FUND
MFS® AGGRESSIVE GROWTH ALLOCATION FUND	MFS® INTERNATIONAL GROWTH FUND
MFS® ASIA PACIFIC EX-JAPAN FUND	MFS® INTERNATIONAL NEW DISCOVERY FUND
MFS® BLENDED RESEARCH® CORE EQUITY FUND	MFS® INTERNATIONAL VALUE FUND
MFS® BOND FUND	MFS® LATIN AMERICAN EQUITY FUND
MFS® COMMODITY STRATEGY FUND	MFS® LIFETIME® 2010 FUND
MFS® CONSERVATIVE ALLOCATION FUND	MFS® LIFETIME® 2020 FUND
MFS® DIVERSIFIED INCOME FUND	MFS® LIFETIME® 2030 FUND
MFS® DIVERSIFIED TARGET RETURN FUND	MFS® LIFETIME® 2040 FUND
MFS® EMERGING MARKETS DEBT FUND	MFS® LIFETIME® 2050 FUND
MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND	MFS® LIFETIME® RETIREMENT INCOME FUND
MFS® EMERGING MARKETS EQUITY FUND	MFS® LIMITED MATURITY FUND
MFS® EQUITY OPPORTUNITIES FUND	MFS® MID CAP VALUE FUND
MFS® EUROPEAN EQUITY FUND	MFS® MODERATE ALLOCATION FUND
MFS® GLOBAL BOND FUND	MFS® MUNICIPAL HIGH INCOME FUND
MFS® GLOBAL EQUITY FUND	MFS® MUNICIPAL INCOME FUND
MFS® GLOBAL GROWTH FUND	MFS® MUNICIPAL LIMITED MATURITY FUND
MFS® GLOBAL LEADERS FUND	MFS® NEW DISCOVERY VALUE FUND
MFS® GLOBAL MULTI-ASSET FUND	MFS® RESEARCH BOND FUND
MFS® GLOBAL NEW DISCOVERY FUND	MFS® RESEARCH FUND
MFS® GLOBAL REAL ESTATE FUND	MFS® STRATEGIC INCOME FUND
MFS® GLOBAL TOTAL RETURN FUND	MFS® TOTAL RETURN FUND
MFS® GOVERNMENT SECURITIES FUND	MFS® UTILITIES FUND
MFS® GROWTH ALLOCATION FUND	MFS® MUNICIPAL STATE FUNDS:
MFS® GROWTH FUND	AL, AR, CA, GA, MD, MA, MS,
MFS® HIGH INCOME FUND	NY, NC, PA, SC, TN, VA, WV

Effective January 1, 2012, certain columns in the "Committees" table in Appendix A ("Trustee Compensation and Committees") are restated as follows, except for the column entitled "Number of Meetings in Last Fiscal Year":

Committees

As of January 1, 2012, the Board has established the following Committees:

Name of Committee	Functions	Current Members(1)
AUDIT COMMITTEE
Oversees the accounting and auditing procedures of the Fund and, among other duties, considers the selection of the independent accountants for the Fund and the scope of the audit, and considers the effect on the independence of those accountants of any non-audit services such accountants provide to the Fund and any audit or non-audit services such accountants provide to other MFS Funds, MFS and/or certain affiliates. The Committee is also responsible for establishing procedures for the receipt, retention, and treatment of complaints received by the Fund regarding accounting, internal accounting controls, or auditing matters and the confidential, anonymous submission of concerns regarding questionable fund accounting matters by officers of the Fund and employees of the Fund’s investment adviser, administrator, principal underwriter, or any other provider of accounting-related services to the Fund.
Butler*, Kavanaugh*, Thomsen*, and Uek*

Name of Committee	Functions	Current Members(1)
COMPLIANCE AND GOVERNANCE COMMITTEE
Oversees the development and implementation of the Fund’s regulatory and fiduciary compliance policies, procedures, and practices under the 1940 Act, and other applicable laws, as well as oversight of compliance policies of the Fund’s investment adviser and certain other service providers as they relate to Fund activities. The Fund’s Independent Chief Compliance Officer assists the Committee in carrying out its responsibilities. In addition, the Committee advises and makes recommendations to the Board on matters concerning Trustee practices and recommendations concerning the functions and duties of the committees of the Board.
Butler*, Goldfarb*, Gutow*, and Hegarty*
CONTRACTS REVIEW COMMITTEE
Requests, reviews, and considers the information deemed reasonably necessary to evaluate the terms of the investment advisory and principal underwriting agreements and the Plan of Distribution under Rule 12b-1 that each Fund proposes to renew or continue, and to make its recommendations to the full Board of Trustees on these matters.
All non-interested Trustees of the Board (Butler, Goldfarb, Gunning, Gutow, Hegarty, Kavanaugh, Sherratt, Thomsen, and Uek)
NOMINATION AND COMPENSATION COMMITTEE
Recommends qualified candidates to the Board in the event that a position is vacated or created. The Committee will consider recommendations by shareholders when a vacancy exists. Shareholders wishing to recommend candidates for Trustee for consideration by the Committee may do so by writing to the Fund’s Secretary at the principal executive office of the Fund. Such recommendations must be accompanied by biographical and occupational data on the candidate (including whether the candidate would be an “interested person” of the Fund), a written consent by the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Fund, and a description of any arrangements or understandings regarding recommendation of the candidate for consideration. The Committee is also responsible for making recommendations to the Board regarding any necessary standards or qualifications for service on the Board. The Committee also reviews and makes recommendations to the Board regarding compensation for the non-interested Trustees.
All non-interested Trustees of the Board (Butler, Goldfarb, Gunning, Gutow, Hegarty, Kavanaugh, Sherratt, Thomsen, and Uek)
PORTFOLIO TRADING AND MARKETING REVIEW COMMITTEE
Oversees the policies, procedures, and practices of the Fund with respect to brokerage transactions involving portfolio securities as those policies, procedures, and practices are carried out by MFS and its affiliates. The Committee also oversees the lending of portfolio securities, the Trust's borrowing and lending policies, and the administration of the Fund’s proxy voting policies and procedures by MFS. The Committee also oversees the policies, procedures, and practices of the Applicable Fund Service Providers with respect to the selection and oversight of the Fund’s counterparties in derivatives, repurchase and reverse repurchase agreements, and similar investment-related transactions. In addition, the Committee receives reports from MFS regarding the policies, procedures, and practices of MFS and its affiliates in connection with their marketing and distribution of shares of the Fund.
All non-interested Trustees of the Board (Butler, Goldfarb, Gunning, Gutow, Hegarty, Kavanaugh, Sherratt, Thomsen, and Uek)
PRICING COMMITTEE
Oversees the determination of the value of the portfolio securities and other assets held by the Fund and determines or causes to be determined the fair value of securities and assets for which market quotations are not “readily available” in accordance with the 1940 Act. The Committee delegates primary responsibility for carrying out these functions to MFS and MFS’ internal valuation committee pursuant to pricing policies and procedures approved by the Committee and adopted by the full Board. These policies include methodologies to be followed by MFS in determining the fair values of portfolio securities and other assets held by the Fund for which market quotations are not readily available. The Committee meets periodically with the members of MFS’ internal valuation committee to review and assess the quality of fair valuation and other pricing determinations made pursuant to the Fund’s pricing policies and procedures, and to review and assess the policies and procedures themselves. The Committee also exercises the responsibilities of the Board under the Amortized Cost Valuation Procedures approved by the Board on behalf of each Fund which holds itself out as a “money market fund” in accordance with Rule 2a-7 under the 1940 Act.
Kavanaugh*, Sherratt*, Thomsen*, and Uek*
SERVICES CONTRACTS COMMITTEE
Reviews and evaluates the contractual arrangements of the Fund relating to transfer agency, administrative services, custody, pricing and bookkeeping services, and makes recommendations to the full Board of Trustees on these matters.
Goldfarb*, Gutow*, Hegarty*, and Sherratt*

(1)	The Trustees’ identification and background are set forth in Appendix A to Part II of this SAI.

*	Non-interested Trustees. Although Mr. Gunning is not a member of all Committees of the Board, he is invited to and attends many of the Committees’ meetings in his capacity as Chair of the Trustees.